Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000005065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Service Shares
Accumulated Value		$ 10,000		$ 10,978	$ 13,106	$ 12,464	$ 16,052	$ 19,957	$ 25,009	$ 21,251	$ 26,853	$ 32,871	$ 38,306
C000005064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Shares
Accumulated Value		10,000		11,003	13,172	12,555	16,211	20,204	25,382	21,621	27,391	33,615	39,276
C000005061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Service Shares
Accumulated Value		10,000		11,679	14,525	11,724	14,243	17,031	19,784	16,454	17,937	18,719	20,722
C000005060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Shares
Accumulated Value		10,000		11,707	14,596	11,812	14,384	17,246	20,084	16,746	18,301	19,146	21,249
C000005036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Service Shares
Accumulated Value		10,000		10,763	13,670	12,699	17,243	21,275	26,971	22,048	26,604	29,925	32,856
C000005030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Shares
Accumulated Value		10,000		10,790	13,739	12,798	17,418	21,544	27,389	22,441	27,147	30,623	33,708
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value		10,000		11,194	13,637	13,039	17,141	20,295	26,120	21,392	27,012	33,771	39,802
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index (broad-based index)
Accumulated Value		10,000		11,274	13,656	12,941	16,955	20,497	25,756	20,808	26,210	32,451	38,012
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Accumulated Value		10,000		12,131	13,908	12,377	15,535	18,636	21,398	17,024	19,907	22,204	25,047
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Accumulated Value	[1]	$ 10,000		$ 13,174	$ 14,207	$ 12,379	$ 15,151	$ 15,853	$ 20,335	$ 17,390	$ 19,937	$ 21,543	$ 24,256

[1]	Effective December 31, 2025, the Russell 2000® Value Index was added as a performance benchmark for the Fund.